SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives for depreciation calculation using the straight-line method

Estimated
economic
Type of asset	life (year)
Rental vehicles
– Rental electric scooters	2 – 3 years
– Rental electric e-bikes	2 – 3 years
– Rental electric mopeds	3 – 4 years
Furniture and fixtures	7 years
Leasehold improvements	1 – 5 years